Voya VACS Series EME Fund Expense Example - Voya VACS Series EME Fund - No Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	$ 286